Investments in Associates - Summary of Significant Investments in Associates (Parenthetical) (Detail) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	Dec. 27, 2024	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Disclosure of associates [line items]
Undistributed retained earnings		$ 77	$ 74	$ 70
Investments in associates based on quoted stock exchange price		567	570
Impairment losses		0	$ 343
KeyCorp [member]
Disclosure of associates [line items]
Investments in associates based on quoted stock exchange price		$ 4,257
Additional Proportion of Investment Acquired in Associates	10.00%
Proportion of ownership interest in associate	14.92%